Summary of Significant Accounting Policies (Details) - Schedule of useful lives for depreciable assets	12 Months Ended
Dec. 31, 2022
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	39 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	7 years
Computer and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	3 years
Computer and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	10 years
Capitalized software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	3 years
Capitalized software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	5 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	5 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	7 years